Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract assets	$ 85,018	$ 0
Insurance recovery receivable	136,250
Prepaid employee benefits	2,000	10,722
Prepaid rent	0	11,201
Other	47,380	17,770
Prepaid expenses and other current assets	$ 270,648	$ 39,693